Accounts Receivable, Net - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 145,783	$ 21,765	¥ 131,363
Allowance for credit losses	(44,823)	(6,692)	(39,166)
Accounts Receivable, Net	¥ 100,960	$ 15,073	¥ 92,197